Note 7 - Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
7.
     Notes Payable

On
February 28, 2018,
we entered into a Senior Note Purchase Agreement with Georgia Research Alliance, Inc. (GRA) pursuant to which we issued a five
-year Senior Promissory Note (the “GRA Note”) to GRA in exchange for
$50,000.
The GRA Note bears an annual interest rate of
5%,
payable monthly. Future principal repayments are expected to be
$8,964
for the remainder of
2020
$12,487
in
2021,
$13,126
in
2022,
and
$2,252
in
2023.
Interest expense related to the GRA Note for the
three
-month periods ended
March 31, 2020
and
2019
was
$485
and
$621,
respectively.

5
.
Notes Payable

On
February 28, 2018,
we entered into a Senior Note Purchase Agreement with Georgia Research Alliance, Inc. (GRA) pursuant to which we issued a five
-year Senior Promissory Note (the “GRA Note”) to GRA in exchange for
$50,000.
The GRA Note bears an annual interest rate of
5%,
payable monthly, with principal repayments beginning in the
second
year. Future principal repayments are expected to be
$12,500
in
2020,
2021
and
2022,
and
$2,243
in
2023.
Interest expense related to the GRA Note was
$2,097
and
$2,083
for the years ended
December 31, 2019
and
2018,
respectively.

On
December 27, 2018,
we issued short-term non-interest-bearing Term Promissory Notes (the “Term Notes”) to two
current investors in exchange for an aggregate of
$250,000.
These notes are presented as current liabilities on the consolidated balance sheet at
December 31, 2018.
In
February 2019,
the Term Notes were cancelled in exchange for shares of our convertible preferred stock (see Note
7
).